Related Party Transactions - Additional Information (Details) - Employee Loan Agreement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Loans and receivables available		$ 139
Repayment of loan balance	$ 139
Outstanding loan balance	$ 0